Financial risk management (Details 1) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Net position assets/(liabilities)	$ (75,990)	$ (115,359)
USD [Member]
IfrsStatementLineItems [Line Items]
Net position assets/(liabilities)	(75,655)	(112,943)
CNY [Member]
IfrsStatementLineItems [Line Items]
Net position assets/(liabilities)		(618)
EUR [Member]
IfrsStatementLineItems [Line Items]
Net position assets/(liabilities)	(107)	(1,169)
CHF [Member]
IfrsStatementLineItems [Line Items]
Net position assets/(liabilities)	$ (228)	$ (629)